T. ROWE PRICE Emerging Markets Local Currency Bond Fund
September 30, 2025 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
BENIN 0.3%
Government Bonds 0.3%
Republic of Benin, 7.96%, 2/13/38 (USD)  914,000 937
Total Benin (Cost $865) 937
BRAZIL 6.7%
Government Bonds 6.7%
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/27  18,975,000 3,415
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/29  14,933,000 2,581
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/31  69,601,000 11,459
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/33  4,502,000 714
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/35  27,087,000 4,173
Total Brazil (Cost $22,070) 22,342
CANADA 0.1%
Government Bonds 0.1%
Export Development Canada, 30.00%, 12/5/25 (TRY)  14,510,000 341
Total Canada (Cost $362) 341
CHILE 1.8%
Government Bonds 1.8%
Bonos de la Tesoreria de la Republica en pesos, 4.70%,
9/1/30 (1) 3,215,000,000 3,258
Bonos de la Tesoreria de la Republica en pesos, 5.00%,
10/1/28 (1) 900,000,000 935
Bonos de la Tesoreria de la Republica en pesos, 5.30%,
11/1/37 (1) 295,000,000 298
Bonos de la Tesoreria de la Republica en pesos, 5.80%,
10/1/34 (1) 1,530,000,000 1,617
Total Chile (Cost $5,965) 6,108

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
CHINA 2.9%
Corporate Bonds 0.0%
Agile Group Holdings, 5.75%, 1/2/25 (USD) (2)(3) 540,000 32
Times China Holdings, 6.75%, 7/8/25 (USD) (2)(3) 1,000,000 38
70
Government Bonds 2.9%
People's Republic of China, Series INBK, 2.11%, 8/25/34  23,500,000 3,376
People's Republic of China, Series INBK, 2.47%, 7/25/54  8,270,000 1,212
People's Republic of China, Series INBK, 3.13%, 11/21/29  17,050,000 2,552
People's Republic of China, Series INBK, 3.81%, 9/14/50  14,020,000 2,537
9,677
Total China (Cost $10,989) 9,747
COLOMBIA 6.1%
Government Bonds 5.9%
Republic of Colombia, Series B, 6.00%, 4/28/28  8,173,800,000 1,911
Republic of Colombia, Series B, 6.25%, 7/9/36  3,889,000,000 687
Republic of Colombia, Series B, 7.75%, 9/18/30  18,330,000,000 4,141
Republic of Colombia, Series B, 11.50%, 7/25/46  6,600,000,000 1,625
Republic of Colombia, Series B, 11.75%, 1/24/35  4,250,000,000 1,087
Republic of Colombia, Series B, 12.75%, 11/28/40  9,588,200,000 2,563
Republic of Colombia, Series B, 13.25%, 2/9/33  12,025,000,000 3,319
Republic of Colombia, Series G, 7.00%, 3/26/31  20,577,900,000 4,389
19,722
Private Investment Company 0.2%
Bona Fide Investments Feeder LLC, Acquisition Date: 6/7/23,
Cost $247 (USD) (3)(4) † 377
Bona Fide Investments Holdings III, Acquisition Date: 6/14/24,
Cost $200 (USD) (3)(4) † 230
607
Total Colombia (Cost $18,537) 20,329
CÔTE D'IVOIRE 0.9%
Government Bonds 0.9%
Republic of Côte d'Ivoire, 6.875%, 4/1/28 (1) 505,000,000 905
Republic of Ivory Coast, 6.875%, 10/17/40 (EUR)  1,065,000 1,170

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Ivory Coast, 7.625%, 1/30/33 (USD) (1) 790,000 822
Total Côte d'Ivoire (Cost $2,538) 2,897
CZECH REPUBLIC 4.4%
Government Bonds 4.4%
Czech Republic, Series 103, 2.00%, 10/13/33  284,310,000 11,477
Czech Republic, Series 154, 4.50%, 11/11/32  66,030,000 3,220
Total Czech Republic (Cost $13,915) 14,697
DOMINICAN REPUBLIC 0.2%
Government Bonds 0.2%
Dominican Republic, 10.75%, 6/1/36 (1) 44,800,000 780
Total Dominican Republic (Cost $753) 780
EGYPT 0.9%
Government Bonds 0.9%
Arab Republic of Egypt, 8.50%, 1/31/47 (USD)  1,150,000 1,017
Arab Republic of Egypt, Series 5YR, 14.369%, 10/20/25  28,100,000 587
Arab Republic of Egypt Treasury Bills, Series 364D, 26.549%,
3/17/26  53,500,000 998
Arab Republic of Egypt Treasury Bills, Series 364D, 26.681%,
12/30/25  25,700,000 505
Total Egypt (Cost $3,934) 3,107
HUNGARY 4.2%
Government Bonds 4.2%
Republic of Hungary, Series 28/B, 4.50%, 3/23/28  1,437,090,000 4,147
Republic of Hungary, Series 31/B, 6.75%, 7/23/31  628,700,000 1,918
Republic of Hungary, Series 32/A, 4.75%, 11/24/32  1,834,000,000 4,927
Republic of Hungary, Series 33/A, 2.25%, 4/20/33  1,196,460,000 2,670
Republic of Hungary, Series 38/A, 3.00%, 10/27/38  217,910,000 436
Total Hungary (Cost $13,432) 14,098
INDIA 4.5%
Government Bonds 4.5%
Republic of India, 6.33%, 5/5/35  106,000,000 1,178
Republic of India, 6.67%, 12/17/50  271,020,000 2,875

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of India, 7.09%, 8/5/54  183,290,000 2,040
Republic of India, 7.18%, 7/24/37  158,080,000 1,834
Republic of India, 7.26%, 2/6/33  535,000,000 6,260
Republic of India, 7.36%, 9/12/52  76,570,000 880
Total India (Cost $15,647) 15,067
INDONESIA 8.3%
Corporate Bonds 0.9%
Standard Chartered Bank, Series emtN, CLN (Reference:
Republic of Indonesia), 9.00%, 3/20/29 (1) 46,100,000,000 3,088
3,088
Government Bonds 7.4%
Republic of Indonesia, Series FR65, 6.625%, 5/15/33  120,446,000,000 7,383
Republic of Indonesia, Series FR72, 8.25%, 5/15/36  46,835,000,000 3,207
Republic of Indonesia, Series FR73, 8.75%, 5/15/31  46,007,000,000 3,156
Republic of Indonesia, Series FR82, 7.00%, 9/15/30  20,100,000,000 1,281
Republic of Indonesia, Series FR83, 7.50%, 4/15/40  71,940,000,000 4,595
Republic of Indonesia, Series FR90, 5.125%, 4/15/27  40,570,000,000 2,439
Republic of Indonesia, Series FR91, 6.375%, 4/15/32  28,100,000,000 1,736
Republic of Indonesia, Series 100, 6.625%, 2/15/34  13,845,000,000 847
24,644
Total Indonesia (Cost $28,828) 27,732
MALAYSIA 6.7%
Government Bonds 6.7%
Government of Malaysia, Series 0120, 4.065%, 6/15/50  12,105,000 2,942
Government of Malaysia, Series 0125, 3.336%, 5/15/30  14,747,000 3,521
Government of Malaysia, Series 0310, 4.498%, 4/15/30  13,100,000 3,276
Government of Malaysia, Series 0318, 4.642%, 11/7/33  17,575,000 4,511
Government of Malaysia, Series 0519, 3.757%, 5/22/40  16,345,000 3,899
Government of Malaysia, Series 0713, 4.935%, 9/30/43  16,161,000 4,403
Total Malaysia (Cost $21,812) 22,552
MEXICO 8.6%
Government Bonds 8.6%
Petroleos Mexicanos, Series 14-2, 7.47%, 11/12/26  12,010,000 633
United Mexican States, Series M, 7.50%, 5/26/33  72,850,000 3,760
United Mexican States, Series M, 7.75%, 5/29/31  40,169,000 2,139

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
United Mexican States, Series M, 7.75%, 11/23/34  79,515,000 4,112
United Mexican States, Series M, 8.00%, 7/31/53  57,124,000 2,718
United Mexican States, Series M, 8.50%, 2/28/30  159,763,000 8,818
United Mexican States, Series M, 8.50%, 11/18/38  92,854,000 4,877
United Mexican States, Series S, Inflation-Indexed, 2.75%,
11/27/31  33,693,564 1,665
Total Mexico (Cost $25,962) 28,722
MONTENEGRO 0.4%
Government Bonds 0.4%
Government of Montenegro, 7.25%, 3/12/31 (USD) (1) 1,110,000 1,185
Total Montenegro (Cost $1,116) 1,185
MOROCCO 0.3%
Government Bonds 0.3%
Kingdom of Morocco, 4.75%, 4/2/35 (EUR) (1) 760,000 922
Total Morocco (Cost $885) 922
NIGERIA 0.3%
Government Bonds 0.3%
Federal Republic of Nigeria OMO Bill, Series 232D, 27.615%,
1/20/26  1,375,000,000 885
Total Nigeria (Cost $827) 885
PERU 1.8%
Government Bonds 1.8%
Republic of Peru, 6.15%, 8/12/32  11,798,000 3,605
Republic of Peru, 6.85%, 8/12/35 (1) 6,706,000 2,041
Republic of Peru, 6.90%, 8/12/37  1,510,000 454
Total Peru (Cost $5,606) 6,100
PHILIPPINES 1.8%
Government Bonds 1.8%
Republic of Philippines, Series 0770, 6.375%, 7/27/30  144,010,000 2,528
Republic of Philippines, Series 1072, 6.25%, 1/25/34  192,300,000 3,363
Total Philippines (Cost $5,997) 5,891

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
POLAND 4.1%
Government Bonds 4.1%
Republic of Poland, Series CPI, Inflation-Indexed, 2.00%,
8/25/36  3,620,492 893
Republic of Poland, Series 0429, 5.75%, 4/25/29  5,945,000 1,700
Republic of Poland, Series 0728, 7.50%, 7/25/28  7,108,000 2,114
Republic of Poland, Series 0729, 4.75%, 7/25/29  9,000,000 2,488
Republic of Poland, Series 1029, 2.75%, 10/25/29  20,090,000 5,150
Republic of Poland, Series 1033, 6.00%, 10/25/33  4,188,000 1,209
Republic of Poland, Series 1034, 5.00%, 10/25/34  1,065,000 285
Total Poland (Cost $12,892) 13,839
ROMANIA 2.6%
Government Bonds 2.6%
Republic of Romania, Series 10Y, 5.00%, 2/12/29  20,090,000 4,326
Republic of Romania, Series 11Y, 7.10%, 7/31/34  17,010,000 3,871
Republic of Romania, Series 5Y, 4.25%, 4/28/36  2,695,000 488
Total Romania (Cost $8,412) 8,685
SERBIA 0.3%
Government Bonds 0.3%
Republic of Serbia, 1.50%, 6/26/29 (EUR)  1,050,000 1,147
Total Serbia (Cost $1,003) 1,147
SOUTH AFRICA 6.6%
Government Bonds 6.6%
Republic of South Africa, Series R213, 7.00%, 2/28/31  18,129,000 996
Republic of South Africa, Series 2032, 8.25%, 3/31/32  43,554,000 2,490
Republic of South Africa, Series 2035, 8.875%, 2/28/35  83,931,000 4,774
Republic of South Africa, Series 2044, 8.75%, 1/31/44  147,678,000 7,448
Republic of South Africa, Series 2048, 8.75%, 2/28/48  128,630,000 6,437
Total South Africa (Cost $19,634) 22,145
SRI LANKA 0.3%
Government Bonds 0.3%
Republic of Sri Lanka, 0.00%, 3/15/36 (5) 10,233,412 27

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Sri Lanka, 0.00%, 9/15/37 (5) 10,233,412 27
Republic of Sri Lanka, 0.00%, 9/15/38 (5) 10,233,412 26
Republic of Sri Lanka, 0.00%, 9/15/39 (5) 10,233,412 26
Republic of Sri Lanka, 0.00%, 9/15/40 (5) 10,233,412 26
Republic of Sri Lanka, 0.00%, 9/15/41 (5) 10,233,412 26
Republic of Sri Lanka, 0.00%, 9/15/42 (5) 10,233,412 26
Republic of Sri Lanka, 0.00%, 9/15/43 (5) 10,233,412 25
Republic of Sri Lanka, 4.00%, 4/15/28 (USD) (1) 324,690 311
Republic of Sri Lanka, STEP, 1.00%, 6/15/38 (USD) (1) 592,200 390
Total Sri Lanka (Cost $708) 910
SUPRANATIONAL 3.0%
Corporate Bonds 0.2%
International Bank for Reconstruction & Development, 6.50%,
4/17/30 (INR)  74,100,000 827
827
Government Bonds 2.8%
Asian Infrastructure Investment Bank, 7.00%, 3/1/29 (INR)  97,000,000 1,101
European Bank for Reconstruction & Development, 6.50%,
10/3/36 (INR)  113,800,000 1,259
European Bank for Reconstruction & Development, 6.75%,
1/13/32 (INR)  75,200,000 846
Inter-American Development Bank, 7.35%, 10/6/30 (INR)  195,000,000 2,247
International Bank for Reconstruction & Development, 6.89%,
2/6/30 (INR)  97,000,000 1,100
International Bank for Reconstruction & Development, Series
GDIF, 4.60%, 2/9/26 (IDR)  22,000,000,000 1,317
International Finance, 3.59%, 2/26/26 (COP)  5,750,000,000 1,430
9,300
Total Supranational (Cost $10,569) 10,127
TANZANIA 0.2%
Convertible Bonds 0.2%
HTA Group, 2.875%, 3/18/27 (USD)  800,000 780
Total Tanzania (Cost $730) 780

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
THAILAND 6.5%
Government Bonds 6.5%
Kingdom of Thailand, 1.585%, 12/17/35  202,227,000 6,310
Kingdom of Thailand, 2.00%, 12/17/31  52,920,000 1,705
Kingdom of Thailand, 2.00%, 6/17/42  66,030,000 2,076
Kingdom of Thailand, 2.40%, 3/17/29  45,000,000 1,446
Kingdom of Thailand, 2.80%, 6/17/34  33,285,000 1,142
Kingdom of Thailand, 3.40%, 6/17/36  28,213,000 1,030
Kingdom of Thailand, 3.65%, 6/20/31  10,867,000 381
Kingdom of Thailand, 3.775%, 6/25/32  139,793,000 4,994
Kingdom of Thailand, Series ILB, Inflation-Indexed, 1.25%,
3/12/28  92,680,227 2,821
Total Thailand (Cost $19,345) 21,905
TÜRKIYE 1.5%
Government Bonds 1.5%
Republic of Türkiye, Series 10Y, 17.80%, 7/13/33  54,753,000 873
Republic of Türkiye, Series 10Y, 26.20%, 10/5/33  188,295,000 4,230
Total Türkiye (Cost $6,288) 5,103
UKRAINE 0.7%
Government Bonds 0.7%
Government of Ukraine, Series 2Y, 17.60%, 1/28/26  92,000,000 2,265
Total Ukraine (Cost $2,245) 2,265
UNITED STATES 0.4%
Convertible Bonds 0.4%
Citigroup Global Markets Holdings, Series 1299, Zero
Coupon, 2/26/26 (HKD)  3,000,000 381
Goldman Sachs Finance Corp. International, Series 700, Zero
Coupon, 3/15/27  500,000 904
Total United States (Cost $1,048) 1,285

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
URUGUAY 0.1%
Government Bonds 0.1%
Republic of Uruguay, 9.75%, 7/20/33  12,038,000 332
Total Uruguay (Cost $303) 332
UZBEKISTAN 0.3%
Government Bonds 0.3%
National Bank of Uzbekistan, 8.50%, 7/5/29 (USD)  1,090,000 1,172
Total Uzbekistan (Cost $1,089) 1,172
SHORT-TERM INVESTMENTS 10.9%
Money Market Funds 10.0%
T. Rowe Price Government Reserve Fund, 4.16% (6)(7) 33,582,157 33,582
33,582
U.S. Treasury Obligations 0.9%
U.S. Treasury Bills, 3.966%, 12/4/25 (8) 3,000,000 2,979
2,979
Total Short-Term Investments (Cost $36,561) 36,561
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
Exchange-Traded Options Purchased 0.0%
Description Contracts
Notional
Amount $ Value
U.S. Treasury 10-Year Notes Futures, Put,
10/24/25 @ $112.00 (3) 115 12,938 41
Total Exchange-Traded Options Purchased (Cost $45) 41
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
BNP Paribas
EUR / BRL,
Put, 10/9/25
@ BRL6.31
(EUR) (3) 1 2,550 30

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Standard Chartered
USD / JPY, Call,
10/17/25 @
JPY150.46 (3) 2 8,353 14
Total OTC Options Purchased (Cost $73) 44
Total Options Purchased (Cost $118) 85
Total Investments in Securities  98.7%
(Cost $320,985) $ 330,780
Other Assets Less Liabilities 1.3% 4,356
Net Assets 100.0% $ 335,136
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
† Investment fund is not unitized.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $16,552 and represents 4.9% of net assets.
(2) Issuer has failed to make a scheduled interest and/or principal payment or is in default.
(3) Non-income producing
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $607 and represents 0.2% of net assets.
(5) Level 3 in fair value hierarchy.
(6) Seven-day yield
(7) Affiliated Companies
(8) At September 30, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
1 Day INR
MIBOR One day INR MIBOR (Mumbai interbank offered rate)
6M CZK
PRIBOR Six month CZK PRIBOR (Prague interbank offered rate)
6M PLN WIBOR Six month PLN WIBOR (Warsaw interbank offered rate)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

.
.
.
.
.
.
.
.
.
.
BRL Brazilian Real
BRL CDI One day Brazilian interbank deposit rate
CAD Canadian Dollar
CHF Swiss Franc
CLN Credit-Linked Note
CLP Chilean Peso
CNH Offshore China Renminbi
COP Colombian Peso
CZK Czech Koruna
EGP Egyptian Pound
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXIBTIIE Mexican Interbank 28 day interest rate
MXN Mexican Peso
MYR Malaysian Ringgit
NGN Nigerian Naira
OTC Over-the-counter
PEN Peruvian New Sol
PHP Philippines Peso
PLN Polish Zloty
RON New Romanian Leu
RSD Serbian Dinar
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
THB Thai Baht
TRY Turkish Lira
TWD Taiwan Dollar
USD U.S. Dollar
ZAR South African Rand

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
SWAPS (0.2)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.2)%
Interest Rate Swaps (0.2)%
Brazil (0.2)%
Goldman Sachs, 2 Year Interest Rate
Swap, Receive Fixed 12.290% at
Maturity, Pay Variable 14.90%, (BRL
CDI) at Maturity, 1/4/27 14,000 (63) — (63)
Morgan Stanley, 3 Year Interest Rate
Swap, Receive Fixed 10.820% at
Maturity, Pay Variable 14.90%, (BRL
CDI) at Maturity, 1/4/27 20,500 (187) — (187)
Morgan Stanley, 3 Year Interest Rate
Swap, Receive Fixed 9.795% at
Maturity, Pay Variable 14.90%, (BRL
CDI) at Maturity, 1/4/27 15,395 (208) — (208)
Morgan Stanley, 3 Year Interest Rate
Swap, Receive Fixed 9.870% at
Maturity, Pay Variable 14.90%, (BRL
CDI) at Maturity, 1/4/27 11,000 (145) — (145)
Total Brazil — (603)
China (0.0)%
BNP Paribas, 7 Year Interest Rate Swap,
Receive Fixed 1.613% Quarterly, Pay
Variable 1.53%, (7 Day Interbank Repo)
Quarterly, 3/26/32 10,095 (8) — (8)
Total China — (8)
Total Bilateral Interest Rate Swaps — (611)
Total Bilateral Swaps — (611)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.0)%
Credit Default Swaps, Protection Bought (0.1)%
Foreign/Europe (0.1)%
Protection Bought (Relevant Credit:
Markit iTraxx Crossover-S43, 5 Year
Index), Pay 5.00% Quarterly, Receive
upon credit default, 6/20/30 1,973 (252) (184) (68)
Total Foreign/Europe (68)
Supranational 0.0%
Protection Bought (Relevant Credit:
Markit CDX.EM-S42, 5 Year Index), Pay
1.00% Quarterly, Receive upon credit
default, 12/20/29 (USD) 1,650 14 51 (37)
Protection Bought (Relevant Credit:
Markit CDX.EM-S43, 5 Year Index), Pay
1.00% Quarterly, Receive upon credit
default, 6/20/30 (USD) 2,760 42 138 (96)
Total Supranational (133)
United States (0.0)%
Protection Bought (Relevant Credit:
Markit CDX.NA.HY-S44, 5 Year Index),
Pay 5.00% Quarterly, Receive upon
credit default, 6/20/30 2,470 (201) (138) (63)
Total United States (63)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (264)
Interest Rate Swaps 0.1%
China (0.0)%
5 Year Interest Rate Swap, Receive
Fixed 1.435% Quarterly, Pay Variable
1.600% (7 Day Interbank Repo)
Quarterly, 12/19/29 7,400 (8) — (8)
5 Year Interest Rate Swap, Receive
Fixed 1.595% Quarterly, Pay Variable
1.530% (7 Day Interbank Repo)
Quarterly, 4/2/30 7,000 (2) — (2)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
5 Year Interest Rate Swap, Receive
Fixed 1.625% Quarterly, Pay Variable
1.920% (7 Day Interbank Repo)
Quarterly, 9/9/30 29,100 (5) — (5)
Total China (15)
Czech Republic (0.0)%
3 Year Interest Rate Swap, Receive
Fixed 3.508% Annually, Pay Variable
3.480% (6M CZK PRIBOR) Semi-
Annually, 7/3/28 63,295 (22) — (22)
Total Czech Republic (22)
India 0.1%
5 Year Interest Rate Swap, Receive
Fixed 6.053% Semi-Annually, Pay
Variable 5.740% (1 Day INR MIBOR)
Semi-Annually, 2/4/30 127,929 20 — 20
5 Year Interest Rate Swap, Receive
Fixed 6.067% Semi-Annually, Pay
Variable 5.740% (1 Day INR MIBOR)
Semi-Annually, 9/3/29 71,500 12 — 12
5 Year Interest Rate Swap, Receive
Fixed 6.227% Semi-Annually, Pay
Variable 5.740% (1 Day INR MIBOR)
Semi-Annually, 1/7/30 210,000 48 — 48
5 Year Interest Rate Swap, Receive
Fixed 6.293% Semi-Annually, Pay
Variable 5.740% (1 Day INR MIBOR)
Semi-Annually, 11/5/29 166,000 42 — 42
5 Year Interest Rate Swap, Receive
Fixed 6.374% Semi-Annually, Pay
Variable 5.740% (1 Day INR MIBOR)
Semi-Annually, 5/17/29 187,075 51 — 51
7 Year Interest Rate Swap, Receive
Fixed 5.787% Semi-Annually, Pay
Variable 5.740% (1 Day INR MIBOR)
Semi-Annually, 7/1/32 63,000 (1) — (1)
7 Year Interest Rate Swap, Receive
Fixed 5.818% Semi-Annually, Pay
Variable 5.740% (1 Day INR MIBOR)
Semi-Annually, 9/29/32 156,200 (2) — (2)
7 Year Interest Rate Swap, Receive
Fixed 6.350% Semi-Annually, Pay
Variable 5.740% (1 Day INR MIBOR)
Semi-Annually, 6/20/31 114,500 36 — 36

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
10 Year Interest Rate Swap, Receive
Fixed 6.111% Semi-Annually, Pay
Variable 5.740% (1 Day INR MIBOR)
Semi-Annually, 2/5/35 159,923 22 — 22
10 Year Interest Rate Swap, Receive
Fixed 6.331% Semi-Annually, Pay
Variable 5.740% (1 Day INR MIBOR)
Semi-Annually, 11/6/34 95,500 30 — 30
Total India 258
Mexico (0.0)%
5 Year Interest Rate Swap, Receive
Fixed 8.850% 28 Days, Pay Variable
7.820% (MXIBTIIE) 28 Days, 11/15/29 76,812 245 — 245
10 Year Interest Rate Swap, Pay Fixed
9.045% 28 Days, Receive Variable
7.770% (MXIBTIIE) 28 Days, 1/24/35 57,130 (284) — (284)
Total Mexico (39)
Poland 0.0%
4 Year Interest Rate Swap, Receive
Fixed 5.080% Annually, Pay Variable
5.000% (6M PLN WIBOR) Semi-
Annually, 5/9/28 6,915 48 — 48
5 Year Interest Rate Swap, Pay Fixed
4.230% Annually, Receive Variable
5.010% (6M PLN WIBOR) Semi-
Annually, 6/10/30 6,809 (2) — (2)
5 Year Interest Rate Swap, Pay Fixed
4.255% Annually, Receive Variable
4.860% (6M PLN WIBOR) Semi-
Annually, 6/11/30 1,724 (1) — (1)
5 Year Interest Rate Swap, Pay Fixed
4.290% Annually, Receive Variable
4.860% (6M PLN WIBOR) Semi-
Annually, 6/11/30 1,724 (2) — (2)
5 Year Interest Rate Swap, Pay Fixed
4.315% Annually, Receive Variable
4.850% (6M PLN WIBOR) Semi-
Annually, 6/12/30 5,172 (7) — (7)
5 Year Interest Rate Swap, Pay Fixed
4.320% Annually, Receive Variable
4.850% (6M PLN WIBOR) Semi-
Annually, 6/12/30 5,171 (8) — (8)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
7 Year Interest Rate Swap, Pay Fixed
4.333% Annually, Receive Variable
4.580% (6M PLN WIBOR) Semi-
Annually, 9/29/32 3,764 (3) — (3)
Total Poland 25
Total Centrally Cleared Interest Rate Swaps 207
Total Centrally Cleared Swaps (57)
Net payments (receipts) of variation margin to date 31
Variation margin receivable (payable) on centrally cleared swaps $ (26)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 10/9/25 USD 355 TWD 10,809 $ —
Bank of America 10/17/25 HUF 212,624 USD 629 10
Bank of America 10/17/25 MXN 25,915 USD 1,383 29
Bank of America 10/17/25 USD 1,632 CZK 34,783 (46)
Bank of America 10/24/25 USD 743 CHF 590 (1)
Bank of America 11/20/25 USD 900 TRY 41,258 (52)
Bank of America 12/5/25 MYR 30,042 USD 7,174 (23)
Bank of America 12/5/25 USD 1,101 COP 4,344,347 2
Bank of America 12/5/25 USD 842 PHP 48,202 17
Bank of America 12/12/25 CNH 4,116 USD 580 —
Barclays Bank 10/10/25 IDR 4,778,767 USD 293 (7)
Barclays Bank 10/16/25 TRY 63,895 USD 1,461 55
Barclays Bank 10/17/25 RON 892 USD 204 2
Barclays Bank 10/24/25 USD 1,574 JPY 232,526 (3)
Barclays Bank 11/20/25 TRY 16,154 USD 358 14
Barclays Bank 12/5/25 PHP 12,444 USD 214 (1)
BNP Paribas 10/10/25 PEN 9,494 USD 2,723 11
BNP Paribas 10/16/25 TRY 27,605 USD 642 13
BNP Paribas 10/17/25 MXN 10,671 USD 568 14
BNP Paribas 10/17/25 RON 8,344 USD 1,910 15
BNP Paribas 10/24/25 USD 2,229 JPY 327,558 8
BNP Paribas 11/7/25 INR 195,936 USD 2,242 (42)
BNP Paribas 11/21/25 USD 1,666 GBP 1,245 (9)
BNP Paribas 12/2/25 BRL 4,175 USD 751 22
BNP Paribas 12/5/25 COP 1,559,412 USD 385 9
BNY Mellon 12/2/25 BRL 2,074 USD 383 1
BNY Mellon 12/12/25 CNH 3,321 USD 468 —
Citibank 10/2/25 NGN 1,194,944 USD 759 46
Citibank 10/2/25 NGN 1,194,944 USD 805 —
Citibank 10/2/25 USD 805 NGN 1,194,944 —
Citibank 10/2/25 USD 800 NGN 1,194,944 (5)
Citibank 10/10/25 INR 17,761 USD 203 (3)
Citibank 10/10/25 PEN 1,787 USD 502 12
Citibank 10/10/25 USD 3,126 IDR 51,952,829 10
Citibank 10/10/25 USD 4,320 INR 383,536 4
Citibank 10/17/25 RSD 41,298 USD 413 1
Citibank 10/17/25 USD 3,144 CZK 66,686 (73)
Citibank 10/17/25 USD 1,959 HUF 651,756 (1)
Citibank 10/17/25 ZAR 8,275 USD 449 30
Citibank 10/24/25 USD 2,937 CAD 4,015 48

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Citibank 11/4/25 EGP 29,688 USD 587 $ 23
Citibank 11/12/25 EGP 70,025 USD 1,399 34
Citibank 11/14/25 RSD 44,595 USD 438 8
Citibank 11/19/25 NGN 1,092,043 USD 680 50
Citibank 11/20/25 USD 114 TRY 5,209 (6)
Citibank 12/4/25 THB 17,839 USD 554 (1)
Citibank 1/7/26 NGN 1,268,703 USD 764 74
Citibank 1/9/26 INR 383,536 USD 4,296 (6)
Citibank 1/15/26 EGP 44,756 USD 888 3
Citibank 1/15/26 IDR 47,157,734 USD 2,826 (8)
Citibank 4/10/26 NGN 1,194,944 USD 765 3
Deutsche Bank 10/10/25 INR 86,546 USD 1,000 (27)
Deutsche Bank 10/10/25 USD 1,783 INR 153,391 57
Deutsche Bank 10/10/25 USD 1,303 PEN 4,619 (27)
Deutsche Bank 11/7/25 USD 1,563 CLP 1,522,797 (21)
Deutsche Bank 12/2/25 BRL 26,683 USD 4,770 169
Goldman Sachs 10/9/25 TWD 70,332 USD 2,309 —
Goldman Sachs 10/9/25 TWD 81,901 USD 2,690 (1)
Goldman Sachs 10/9/25 USD 4,528 TWD 128,550 307
Goldman Sachs 10/10/25 USD 1,466 KRW 2,030,684 18
Goldman Sachs 10/17/25 RON 1,081 USD 242 7
Goldman Sachs 10/17/25 USD 816 MXN 15,116 (8)
Goldman Sachs 10/24/25 USD 3,668 CHF 2,896 19
Goldman Sachs 11/7/25 CLP 676,001 USD 704 —
Goldman Sachs 11/14/25 PLN 1,053 USD 288 1
Goldman Sachs 12/2/25 USD 2,003 BRL 10,873 (10)
Goldman Sachs 12/4/25 THB 132,258 USD 4,085 17
Goldman Sachs 1/14/26 USD 5,045 TWD 152,233 5
HSBC Bank 10/10/25 KRW 2,075,952 USD 1,510 (30)
HSBC Bank 10/10/25 USD 957 IDR 15,971,763 (1)
HSBC Bank 10/10/25 USD 2,099 INR 186,312 2
HSBC Bank 10/16/25 TRY 7,208 USD 168 3
HSBC Bank 10/17/25 CZK 51,273 USD 2,435 39
HSBC Bank 11/7/25 CLP 2,109,874 USD 2,159 36
HSBC Bank 1/9/26 INR 186,312 USD 2,087 (3)
HSBC Bank 1/15/26 IDR 15,971,763 USD 953 1
JPMorgan Chase 10/3/25 HKD 2,760 USD 355 —
JPMorgan Chase 10/3/25 USD 355 HKD 2,760 —
JPMorgan Chase 10/9/25 TWD 45,146 USD 1,502 (19)
JPMorgan Chase 10/9/25 USD 221 TWD 6,775 (1)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
JPMorgan Chase 10/10/25 IDR 38,883,305 USD 2,393 $ (61)
JPMorgan Chase 10/10/25 INR 175,108 USD 1,985 (14)
JPMorgan Chase 10/10/25 PEN 3,595 USD 1,010 26
JPMorgan Chase 10/10/25 USD 3,433 IDR 56,736,910 30
JPMorgan Chase 10/10/25 USD 551 INR 48,678 3
JPMorgan Chase 10/10/25 USD 1,461 KRW 2,025,000 18
JPMorgan Chase 10/10/25 USD 136 PEN 488 (5)
JPMorgan Chase 10/16/25 TRY 35,764 USD 829 19
JPMorgan Chase 10/16/25 TRY 28,110 USD 668 (1)
JPMorgan Chase 10/16/25 USD 235 TRY 9,865 1
JPMorgan Chase 10/16/25 USD 622 TRY 26,579 (8)
JPMorgan Chase 10/17/25 CZK 28,957 USD 1,392 5
JPMorgan Chase 10/17/25 CZK 27,173 USD 1,312 (1)
JPMorgan Chase 10/17/25 HUF 401,935 USD 1,193 16
JPMorgan Chase 10/17/25 MXN 102,743 USD 5,581 19
JPMorgan Chase 10/17/25 RON 4,896 USD 1,123 7
JPMorgan Chase 10/17/25 USD 1,426 CZK 29,898 (16)
JPMorgan Chase 10/17/25 USD 451 HUF 149,653 1
JPMorgan Chase 10/17/25 USD 802 HUF 268,907 (7)
JPMorgan Chase 10/17/25 USD 3,114 MXN 58,209 (59)
JPMorgan Chase 10/17/25 USD 466 RON 2,017 1
JPMorgan Chase 10/17/25 USD 1,301 RON 5,663 (5)
JPMorgan Chase 10/17/25 USD 509 ZAR 8,801 —
JPMorgan Chase 10/17/25 USD 1,759 ZAR 30,846 (25)
JPMorgan Chase 10/17/25 ZAR 55,247 USD 3,157 38
JPMorgan Chase 10/24/25 USD 396 CAD 551 (1)
JPMorgan Chase 10/24/25 USD 454 CHF 361 (1)
JPMorgan Chase 10/24/25 USD 222 JPY 33,072 (2)
JPMorgan Chase 11/4/25 USD 355 HKD 2,760 —
JPMorgan Chase 11/7/25 CLP 151,254 USD 155 3
JPMorgan Chase 11/7/25 USD 472 CLP 455,038 (1)
JPMorgan Chase 11/14/25 PLN 49,014 USD 13,399 77
JPMorgan Chase 11/14/25 PLN 732 USD 202 —
JPMorgan Chase 11/14/25 USD 390 PLN 1,426 (2)
JPMorgan Chase 11/21/25 EUR 83 USD 98 —
JPMorgan Chase 11/21/25 USD 296 EUR 252 (1)
JPMorgan Chase 12/2/25 BRL 2,313 USD 417 11
JPMorgan Chase 12/2/25 USD 599 BRL 3,321 (16)
JPMorgan Chase 12/4/25 THB 3,253 USD 102 (1)
JPMorgan Chase 12/4/25 USD 358 THB 11,506 1

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
JPMorgan Chase 12/5/25 COP 618,162 USD 153 $ 4
JPMorgan Chase 12/5/25 COP 1,403,178 USD 362 (7)
JPMorgan Chase 12/5/25 MYR 13,476 USD 3,203 4
JPMorgan Chase 12/5/25 USD 209 COP 848,662 (6)
JPMorgan Chase 12/5/25 USD 616 MYR 2,600 (2)
JPMorgan Chase 12/5/25 USD 1,630 PHP 94,123 19
JPMorgan Chase 12/12/25 CNH 12,573 USD 1,770 3
JPMorgan Chase 12/12/25 USD 2,170 CNH 15,400 (2)
Morgan Stanley 10/17/25 CZK 32,082 USD 1,547 1
Morgan Stanley 10/17/25 MXN 6,319 USD 333 11
Morgan Stanley 10/17/25 USD 1,503 MXN 28,707 (62)
Morgan Stanley 10/17/25 ZAR 9,637 USD 546 11
NatWest Bank 11/14/25 PLN 1,350 USD 370 1
RBC Dominion
Securities 10/9/25 USD 185 TWD 5,525 3
RBC Dominion
Securities 10/10/25 IDR 52,487,431 USD 3,159 (11)
RBC Dominion
Securities 10/10/25 INR 70,122 USD 815 (26)
RBC Dominion
Securities 10/10/25 USD 1,093 IDR 18,034,082 11
RBC Dominion
Securities 11/7/25 INR 277,827 USD 3,125 (5)
RBC Dominion
Securities 11/21/25 USD 167 EUR 143 (1)
Societe Generale 10/10/25 USD 1,214 INR 107,180 8
Societe Generale 12/5/25 USD 367 COP 1,448,116 1
Standard Chartered 10/9/25 USD 1,493 TWD 45,720 (8)
Standard Chartered 10/10/25 USD 1,262 INR 111,354 9
Standard Chartered 10/10/25 USD 310 PEN 1,104 (8)
Standard Chartered 10/17/25 CZK 7,314 USD 349 4
Standard Chartered 11/21/25 EUR 2,506 USD 2,975 (24)
Standard Chartered 11/21/25 USD 8,973 EUR 7,643 (28)
Standard Chartered 12/2/25 BRL 4,036 USD 747 —
Standard Chartered 12/4/25 THB 5,356 USD 166 —
Standard Chartered 12/5/25 COP 3,542,312 USD 897 (1)
Standard Chartered 1/7/26 NGN 313,635 USD 208 (1)
Standard Chartered 1/9/26 PEN 1,893 USD 545 (1)
Standard Chartered 1/15/26 EGP 25,674 USD 513 (2)
State Street 10/17/25 USD 989 HUF 340,370 (34)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
State Street 10/17/25 ZAR 5,011 USD 283 $ 6
State Street 10/24/25 USD 184 CHF 147 (1)
State Street 11/20/25 TRY 30,313 USD 654 46
State Street 12/12/25 CNH 67,398 USD 9,530 (26)
Toronto-Dominion Bank 10/24/25 CAD 1,926 USD 1,405 (19)
Toronto-Dominion Bank 10/24/25 USD 1,459 CAD 2,001 19
UBS Investment Bank 10/10/25 IDR 46,546,081 USD 2,828 (36)
UBS Investment Bank 10/10/25 INR 640,913 USD 7,458 (245)
UBS Investment Bank 10/10/25 USD 1,041 PEN 3,723 (30)
UBS Investment Bank 11/14/25 USD 1,995 PLN 7,271 (4)
UBS Investment Bank 12/4/25 THB 66,703 USD 2,074 (4)
UBS Investment Bank 12/5/25 USD 8,046 COP 32,850,306 (260)
UBS Investment Bank 12/12/25 CNH 70,149 USD 9,900 (9)
Wells Fargo 10/10/25 KRW 1,979,732 USD 1,470 (58)
Wells Fargo 10/10/25 PEN 3,637 USD 1,022 26
Wells Fargo 10/10/25 USD 2,409 PEN 8,579 (61)
Wells Fargo 10/17/25 MXN 67,150 USD 3,534 125
Wells Fargo 10/24/25 JPY 219,598 USD 1,500 (11)
Net unrealized gain (loss) on open forward
currency exchange contracts $ 182

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 69 Euro BOBL contracts 12/25 (9,544) $ (1)
Short, 12 Euro BUND contracts 12/25 (1,811) (8)
Short, 32 U.S. Treasury Notes five year contracts 12/25 (3,494) —
Short, 31 U.S. Treasury Notes ten year contracts 12/25 (3,488) 12
Short, 8 Ultra U.S. Treasury Bonds contracts 12/25 (960) (24)
Short, 32 Ultra U.S. Treasury Notes ten year
contracts 12/25 (3,683) (36)
Net payments (receipts) of variation margin to date 62
Variation margin receivable (payable) on open futures contracts $ 5

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.16% $ —# $ — $ 230+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
9/30/25
T. Rowe Price Government
Reserve Fund, 4.16% $ 9,805  ¤  ¤ $ 33,582^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $230 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $33,582.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Emerging Markets
Local Currency Bond Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards
Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s
NAV to reflect fair value at the valuation date. Listed options, and OTC options

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 6,050 $ — $ 6,050
Government Bonds — 287,268 209 287,477
Private Investment Company
2
— — — 607
Short-Term Investments 33,582 2,979 — 36,561
Options Purchased 41 44 — 85
Total Securities 33,623 296,341 209 330,780
Swaps* — 554 — 554
Forward Currency Exchange
Contracts — 1,837 — 1,837
Futures Contracts* 12 — — 12
Total $ 33,635 $ 298,732 $ 209 $ 333,183
Liabilities
Swaps* $ — $ 1,222 $ — $ 1,222
Forward Currency Exchange
Contracts — 1,655 — 1,655
Futures Contracts* 69 — — 69
Total $ 69 $ 2,877 $ — $ 2,946
1
Includes Convertible Bonds and Corporate Bonds.
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F192-054Q3 09/25